Advantage Funds, Inc.

-        Dreyfus Global Dynamic Bond Fund

-        Dreyfus Total Emerging Markets Fund

Incorporated herein by reference are the definitive versions of the above-referenced fund's prospectuses filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 18, 2011 (SEC Accession No. 0000899681-11-000056).